Stock and Incentive Programs (Schedule of Stock Option Activity) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Nov. 18, 2011	May 31, 2013	May 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit on stock option activity				2,200,000	$ 4,100,000	$ 900,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		7,871,652
Number of Shares Available for Grant				2,400,763
Stock-based compensation charges				18,600,000	13,400,000	14,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options				19,500,000
Future compensation expense for 2014				14,100,000
Future compensation expense for 2015				5,400,000
Stock Option Plan, 409A [Member] | Employment Terminated, Any Other Reason [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event				90 days
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2,000,000	3,571,652
Grants in period, gross (in shares)	3,571,652				448,154	451,029
Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 2.25	$ 13.17
Aggregate Estimated Payment Due to Termination of Option Plan	20,000,000
Common Stock, Weighted Volume Adjusted Stock Price, Per Share	$ 13.47
Award Vesting Period				4 years
Annual Percent Vested First Anniversary Date				0.00%
Annual Percent Vested Second Anniversary Date				33.33%
Annual Percent Vested Third Anniversary Date				33.33%
Annual Percent Vested Fourth Anniversary Date				33.34%
Stock Option Plan, Omnibus [Member] | Termination for Death [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event				24 months
Stock Option Plan, Omnibus [Member] | Employment Terminated, Any Other Reason [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event				90 days
Stock Option Plan, Omnibus [Member] | Termination for Retirement or Disability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event				36 months
Stock Option Plan, Omnibus [Member] | Annual Anniversary Grant Date of Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event				10 years
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period, gross (in shares)				0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total future compensation expense				4,800,000
Future compensation expense for 2014				2,400,000
Future compensation expense for 2015				2,400,000
Stock Option Plan, 409A [Member] | Stock Option Termination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost						6,400,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period, gross (in shares)				0
Options, Grants in Period, Weighted Average Grant Date Fair Value				0.00
Total future compensation expense				7,800,000
Future compensation expense for 2014				7,600,000
Future compensation expense for 2015				200,000
Allocated Share-based Compensation Expense				10,800,000	$ 10,100,000	$ 12,700,000